UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-00945

Virtus Equity Trust
(Exact name of registrant as specified in charter)

101 Munson Street Greenfield, MA 01301-9668
(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq. Vice President, Chief Legal Officer, Counsel and Secretary for Registrant 100 Pearl Street Hartford, CT 06103-4506
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:   March 31

Date of reporting period:  June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.1%
Georgia—0.1%
Rockdale County Water & Sewerage Authority, Taxable 3.060%, 7/1/24	$600		$568

New Jersey—0.0%
New Jersey Turnpike Authority Taxable Series B Prerefunded 1/1/15 @ 100 (AMBAC Insured) 4.252%, 1/1/16	5		5

TOTAL MUNICIPAL BONDS (Identified Cost $605)			573

FOREIGN GOVERNMENT SECURITIES—2.1%
Bolivarian Republic of Venezuela
RegS 12.750%, 8/23/22(5)	545		561
RegS 8.250%, 10/13/24(5)	290		226
Commonwealth of Australia New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	430	AUD	424
Commonwealth of Canada 2.000%, 3/1/14	605	CAD	579
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	275	NZD	225
Federative Republic of Brazil 8.500%, 1/5/24	1,050	BRL	433
Hellenic Republic
2.000%, 2/24/23	315	EUR	223
2.000%, 2/24/27	425	EUR	252
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	600		528
Kingdom of Norway Treasury Bill, 0.000%, 12/18/13	2,635	NOK	431
Mongolia 144A 5.125%, 12/5/22(4)	410		365
Republic of Colombia 4.375%, 3/21/23	1,085,000	COP	497
Republic of Costa Rica 144A 4.375%, 4/30/25(4)	265		245
Republic of Croatia 144A 6.375%, 3/24/21(4)	625		654
Republic of Indonesia Series FR63, 5.625%, 5/15/23	3,328,000	IDR	299
Republic of Peru 144A 7.840%, 8/12/20(4)	1,265	PEN	523
Republic of Philippines 4.950%, 1/15/21	13,000	PHP	309
Republic of Portugal Treasury Obligation 4.950%, 10/25/23	290	EUR	339
Republic of Turkey 9.000%, 3/8/17	1,350	TRY	723
Republic of Uruguay 4.375%, 12/15/28	9,700	UYU(11)	624
Russian Federation
144A 7.850%, 3/10/18(4)	35,000	RUB	1,111
Series 6207 8.150%, 2/3/27	22,560	RUB	705

	PAR VALUE		VALUE
United Mexican States
Series M, 6.000%, 6/18/15	$15,440	MXN	$1,228
4.750%, 3/8/44	905	MXN	805

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $13,563)			12,309

MORTGAGE-BACKED SECURITIES—10.0%
Agency—3.9%
FHLMC
6.500%, 4/1/31	1,096		1,212
7.000%, 1/1/33	401		463
5.000%, 7/1/35	541		591
5.000%, 12/1/35	1,222		1,359
FNMA
6.000%, 5/1/17	40		43
4.000%, 7/1/19	24		25
6.000%, 12/1/32	116		129
6.000%, 11/1/34	1,118		1,246
5.500%, 4/1/36	25		27
5.500%, 9/1/36	512		556
6.500%, 5/1/37	1,053		1,171
6.000%, 6/1/37	784		866
6.000%, 9/1/37	22		24
6.000%, 1/1/38	33		36
5.000%, 2/1/38	398		443
6.000%, 2/1/38	35		38
5.000%, 3/1/38	392		427
5.000%, 3/1/38	470		508
6.000%, 3/1/38	140		154
5.000%, 4/1/38	988		1,103
5.500%, 4/1/38	285		313
5.500%, 6/1/38	574		642
6.000%, 7/1/38	346		376
6.000%, 8/1/38	92		101
6.000%, 8/1/38	195		212
5.000%, 6/1/39	1,857		2,047
6.000%, 8/1/39	2,008		2,196
5.000%, 9/1/39	517		561
5.500%, 9/1/39	2,916		3,182
4.500%, 9/1/40	984		1,075
3.500%, 8/1/42	1,204		1,223

			22,349

1

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—6.1%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(4)	$590	$582
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.292%, 7/10/43(3)	1,000	1,050
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	535	547
Bank of America Funding Corp. 04-B, 2A1 5.462%, 11/20/34(3)	352	347
Bayview Commercial Asset Trust 08-1, A2A 144A 1.190%, 1/25/38(3)(4)	584	574
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36(3)	1,200	1,196
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(3)	500	546
07-T28, A3 5.793%, 9/11/42	1,206	1,236
07- PW ,R17 5.694%, 6/11/50(3)	2,050	2,318
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A3 5.547%, 1/15/46(3)	2,080	2,162
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.993%, 12/10/49(3)	830	941
Countrywide Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.685%, 5/25/34(3)	1,049	1,022
Credit Suisse First Boston Mortgage Securities Corp.
04-CF2, 1M1 144A 5.250%, 1/25/43(4)	541	588
13-IVR3, A2 3.000%, 5/25/43	604	592
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(4)	600	582
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.982%, 8/10/45(3)	2,050	2,284
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	1,175	1,299
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1 144A 3.300%, 8/5/32(4)	860	897
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	115	120
06-LDP7, AM 6.056%, 4/15/45(3)	1,000	1,099
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.611%, 9/25/34(3)	932	931
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,892	2,108
Morgan Stanley Capital I Trust
07-T27, A4 5.816%, 6/11/42(3)	1,270	1,436

	PAR VALUE	VALUE
Non-Agency—(continued)
05-IQ10, A4B 5.284%, 9/15/42(3)	$1,450	$1,540
08-T29, A4 6.459%, 1/11/43(3)	1,805	2,097
07-IQ14, A4 5.692%, 4/15/49(3)	900	1,002
07-IQ14, AM 5.876%, 4/15/49(3)	431	433
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	600	580
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(4)	232	233
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)	1,013	1,017
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 03-14, 3A1 5.490%, 5/25/33(3)	804	824
Wachovia Bank Commercial Mortgage Trust 07-C30, A5 5.342%, 12/15/43	1,550	1,720
Washington Mutual Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	861	912

		34,815

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $56,276)		57,164

ASSET-BACKED SECURITIES—2.2%
AmeriCredit Automobile Receivables Trust 12-3, C 2.420%, 5/8/18	1,035	1,048
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/16(4)	1,195	1,251
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(4)	840	825
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	1,033	1,036
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(3)	715	691
Drug Royalty LP II 12-1, A2 144A 4.474%, 1/15/25(4)	314	315
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	354	354
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	623	616
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	1,200	1,231
12-3, C 3.010%, 4/16/18	1,180	1,212
13-1, D 2.270%, 1/15/19	480	465
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(3)(4)	709	655

2

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Sierra Timeshare Receivables Funding, LLC 12-3A, A 144A 1.870%, 8/20/29(4)	$831	$833
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(4)	446	447
Springleaf Loan Trust 10-1A, A1 144A 5.150%, 3/25/58(3)(4)	446	450
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(4)	475	471
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(4)	576	583

TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,553)		12,483

CORPORATE BONDS—20.6%
Consumer Discretionary—2.1%
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	480	490
Arcelik AS 144A 5.000%, 4/3/23(4)	255	230
Automotores Gildemeister SA 144A 6.750%, 1/15/23(4)	200	171
Bon-Ton Department Stores, Inc. (The) 144A 8.000%, 6/15/21(4)	385	393
Boyd Gaming Corp. 144A 9.000%, 7/1/20	445	453
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	480	486
Cencosud SA 144A 4.875%, 1/20/23(4)	685	671
Cinemark (U.S.), Inc. 144A 4.875%, 6/1/23(4)	200	193
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	450	497
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19(4)	205	200
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	410	426
Hot Topic, Inc. 144A 9.250%, 6/15/21(4)	240	244
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	490	470
Jones Group, Inc. (The) Apparel Group Holdings 6.875%, 3/15/19	565	571
KOC Holding AS 144A 3.500%, 4/24/20(4)	260	225
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	395	419
Meritor, Inc. 6.750%, 6/15/21	435	418
MGM Resorts International 6.750%, 10/1/20	500	519
QVC, Inc. 144A 4.375%, 3/15/23(4)	600	559
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) 144A 5.875%, 5/15/21(4)	605	588

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
ServiceMaster Co. 7.000%, 8/15/20	$480	$458
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	485	457
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	525	508
Station Casinos LLC 144A 7.500%, 3/1/21(4)	525	533
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(4)	605	576
TRW Automotive, Inc. 144A 4.500%, 3/1/21(4)	160	160
WMG Acquisition Corp. 144A 6.000%, 1/15/21(4)	328	335
Wyndham Worldwide Corp. 3.900%, 3/1/23	595	567

		11,817

Consumer Staples—0.6%
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(4)	610	582
Chiquita Brands International, Inc. (Chiquita Brands LLC) 144A 7.875%, 2/1/21(4)	320	336
CVS Pass-Through-Trust 144A 7.507%, 1/10/32(4)	349	430
Flowers Foods, Inc. 4.375%, 4/1/22	600	587
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	605	580
Ingles Markets, Inc. 144A 5.750%, 6/15/23(4)	385	381
Reynolds American, Inc. 3.250%, 11/1/22	610	567

		3,463

Energy—2.6%
CHC Helicopter SA 9.250%, 10/15/20	360	371
Chesapeake Energy Corp. 5.375%, 6/15/21	490	489
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	365	370
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	1,155	1,451
Energy Transfer Partners LP
5.200%, 2/1/22	1,295	1,370
6.500%, 2/1/42	635	678
EPL Oil & Gas, Inc. 8.250%, 2/15/18(4)	625	647
Gazprom OAO (Gaz Capital SA) 144A 3.850%, 2/6/20(4)(7)	960	893
Gulfmark Offshore, Inc. 6.375%, 3/15/22	465	464
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	260	84
Petrobras International Finance Co. 5.375%, 1/27/21	875	879

3

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)	$680		$625
Petroleos Mexicanos 144A 3.500%, 1/30/23(4)	795		733
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(6)	271		266
Phillips 66
4.300%, 4/1/22	1,065		1,100
5.875%, 5/1/42	575		634
QGOG Constellation S.A. 144A 6.250%, 11/9/19(4)	480		472
Regency Energy Partners LP (Regency Energy Finance Corp.) 144A 4.500%, 11/1/23(4)	480		436
Rosneft Oil Co. (Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22(4)(7)	700		648
Rowan Cos., Inc. 4.875%, 6/1/22	555		572
Weatherford International Ltd. 4.500%, 4/15/22	540		533
Williams Cos., Inc. (The) 3.700%, 1/15/23	950		882

			14,597

Financials—8.4%
Air Lease Corp. 4.750%, 3/1/20	480		463
Aircastle Ltd.
6.250%, 12/1/19	500		522
7.625%, 4/15/20	435		481
Akbank TAS
144A 3.875%, 10/24/17(4)	780		754
144A 7.500%, 2/5/18	845	TRY	402
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(7)	545		581
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	525		564
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600		565
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	300	BRL	124
Banco Santander Chile 144A 3.875%, 9/20/22(4)	900		836
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	650		684
Bancolombia SA 5.125%, 9/11/22	580		552
Bank of America Corp.
5.750%, 8/15/16	1,155		1,255
5.625%, 7/1/20	715		787
Bank of India
144A 3.250%, 4/18/18(4)	605		567
144A 3.625%, 9/21/18(4)	605		568
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555		600

	PAR VALUE	VALUE
Financials—(continued)
Capital One Financial Corp. 6.150%, 9/1/16	$1,005	$1,121
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	605	585
Citigroup, Inc. 4.050%, 7/30/22	450	432
Corporate Office Properties LP 144A 3.600%, 5/15/23(4)	610	563
Developers Diversified Realty Corp. 7.875%, 9/1/20	750	916
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)	640	570
Digital Realty Trust LP 5.250%, 3/15/21	1,100	1,147
ESAL GmbH 144A 6.250%, 2/5/23(4)	490	450
Ford Motor Credit Co. LLC 5.750%, 2/1/21	535	580
General Electric Capital Corp. 4.650%, 10/17/21	475	504
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	490	505
Goldman Sachs Group, Inc. (The)
6.000%, 6/15/20	595	668
5.750%, 1/24/22	875	965
Highwoods Realty LP 3.625%, 1/15/23	595	553
Hutchison Whampoa International Ltd. Series 12 144A 6.000%, (3)(4)(8)(9)	680	705
ING (U.S.), Inc. 144A 5.650%, 5/15/53(3)(4)(9)	605	570
Intelsat Jackson Holdings SA 144A 6.625%, 12/15/22(4)	395	385
International Lease Finance Corp. 6.250%, 5/15/19	550	568
Intesa San Paolo SpA 3.125%, 1/15/16	480	472
Inversiones CMPC SA 144A 4.375%, 5/15/23(4)	850	813
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)	660	616
Jefferies Group LLC 5.125%, 1/20/23	145	144
JPMorgan Chase & Co.
6.125%, 6/27/17	1,225	1,381
4.400%, 7/22/20	620	648
3.250%, 9/23/22	1,085	1,030
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	488
Kazkommertsbank JSC RegS 8.000%, 11/3/15(5)	255	256
KeyCorp 5.100%, 3/24/21	925	1,029
Korea Finance Corp. 4.625%, 11/16/21	430	437
Legg Mason, Inc. 5.500%, 5/21/19	535	551
Level 3 Financing, Inc. 7.000%, 6/1/20	685	687
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	570

4

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Lincoln National Corp. 4.200%, 3/15/22	$915	$929
Lukoil International Finance BV 144A 4.563%, 4/24/23(4)	620	577
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	34	36
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	521
MMI International Ltd. 144A 8.000%, 3/1/17(4)	465	470
Morgan Stanley
5.550%, 4/27/17	570	616
5.500%, 7/28/21	300	320
4.100%, 5/22/23	360	332
6.375%, 7/24/42	610	681
Nationstar Mortgage Llc Nationstar Capital Corp 6.500%, 6/1/22	490	480
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600	592
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(7)	635	583
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(7)	595	586
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	575	559
Prudential Financial, Inc.
5.875%, 9/15/42(3)(9)	330	331
5.200%, 3/15/44(3)(9)	1,185	1,120
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	500	510
Sberbank of Russia (Sberbank CapItal SA)
144A 4.950%, 2/7/17(4)(7)	435	450
144A 5.125%, 10/29/22(4)(7)	715	670
SLM Corp. 5.500%, 1/25/23	500	476
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(4)(7)	485	450
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	665	623
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	720	702
UBS AG 7.625%, 8/17/22	500	548
UPCB Finance Ltd. VI 144A 6.875%, 1/15/22(4)	580	603
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	280	260
Ventas Realty LP (Ventas Capital Corp.) 4.250%, 3/1/22	310	312
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(7)	910	946
Wells Fargo & Co. 3.450%, 2/13/23	1,150	1,098

	PAR VALUE	VALUE
Financials—(continued)
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	$600	$538

		48,133

Health Care—0.7%
Cardinal Health, Inc. 3.200%, 3/15/23	300	280
Gilead Sciences, Inc. 4.400%, 12/1/21	565	607
HCA, Inc. 6.500%, 2/15/20	660	716
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	240	251
Mylan, Inc. 144A 3.125%, 1/15/23(4)	730	667
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(4)	765	715
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(4)	320	329
144A 7.500%, 7/15/21(4)	60	62
Watson Pharmaceuticals, Inc. 3.250%, 10/1/22	640	596

		4,223

Industrials—2.2%
AAR Corp. 144A 7.250%, 1/15/22(4)	440	474
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	370	370
Air Canada Pass-Through-Trust 13-1B 144A 5.375%, 5/15/21(4)	223	222
America West Airlines Pass-Through-Trust 00-1, G 8.057%, 7/2/20	528	586
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	485	458
Automotores Gildemeister SA 144A 8.250%, 5/24/21(4)	400	372
Avis Budget Car Rental LLC 144A 5.500%, 4/1/23(4)	585	567
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	745	743
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)	350	340
Carpenter Technology Corp. 4.450%, 3/1/23	560	546
Continental Airlines Pass-Through-Trust
97-4, A 6.900%, 1/2/18	598	628
99-1, A 6.545%, 2/2/19	965	1,074
99-2, C2 6.236%, 3/15/20	549	609
00-1, A1 8.048%, 11/1/20	1,018	1,141
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	733	766
Norfolk Southern Corp. 2.903%, 2/15/23	600	566
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	823	877

5

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Industrials—(continued)
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(4)	$430	BRL	$172
Rexel SA 144A 5.250%, 6/15/20(4)	485		486
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	365		387
Spirit Aerosystems, Inc. 6.750%, 12/15/20	585		611
TransDigm, Inc. 144A 7.500%, 7/15/21(4)	345		354

			12,349

Information Technology—0.8%
Ceridian Corp. 144A 11.000%, 3/15/21(4)	15		17
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	625		603
EarthLink, Inc. 8.875%, 5/15/19	360		352
First Data Corp.
11.250%, 3/31/16	475		467
144A 6.750%, 11/1/20(4)	600		613
144A 11.750%, 8/15/21(4)	960		869
Freescale Semiconductor, Inc. 144A 5.000%, 5/15/21(4)	350		333
Igloo Holdings Corp. PIK Interest Capitalization, 144A 8.250%, 12/15/17(4)	105		107
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(4)	105		106
WPP Finance 2010 3.625%, 9/7/22	315		297
Xerox Corp. 4.500%, 5/15/21	730		753

			4,517

Materials—1.7%
Alpek SA de CV 144A 4.500%, 11/20/22(4)	845		813
Calumet Specialty Products Partners LP 144A 9.625%, 8/1/20(4)	360		393
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	445		483
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210		204
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(4)(7)	585		578
Gerdau Holdings, Inc. 144A 4.750%, 4/15/23(4)	725		663
Hexion Corp.
144A 8.875%, 2/1/18(4)	600		615
6.625%, 4/15/20	150		150
144A 6.625%, 4/15/20(4)	450		451
Ineos Finance plc 144A 8.375%, 2/15/19(4)	365		400
NewMarket Corp. 4.100%, 12/15/22	649		630
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	680		682
PTT Global Chemical plc RegS 4.250%, 9/19/22(5)	475		455

	PAR VALUE		VALUE
Materials—(continued)
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC)
9.875%, 8/15/19	$340		$366
8.250%, 2/15/21	360		358
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	140		148
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	355		336
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(4)	255		233
United States Steel Corp. 6.875%, 4/1/21	605		590
Vale Overseas Ltd. 4.375%, 1/11/22	580		551
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	480		527

			9,626

Telecommunication Services—1.2%
America Movil SAB de CV Series 12 6.450%, 12/5/22	3,000	MXN	224
AT&T, Inc. 3.875%, 8/15/21	1,185		1,222
CenturyLink, Inc. Series S, 6.450%, 6/15/21	645		676
Cincinnati Bell, Inc. 8.375%, 10/15/20	485		502
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200		1,290
Frontier Communications Corp. 7.125%, 1/15/23	480		479
Koninklijke KPN NV 144A 7.000%, 3/28/73(3)(4)(9)	485		460
Sprint Nextel Corp. 6.000%, 11/15/22	640		630
Telefonica Emisiones Sau 4.570%, 4/27/23	510		488
Windstream Corp. 7.750%, 10/15/20	720		749

			6,720

Utilities—0.3%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(4)	600		585
Centrais Eletricas Brasileiras SA RegS 5.750%, 10/27/21(5)	445		431
Electricite de France SA 144A 5.250%(3)(4)(8)	610		583
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	400		411

			2,010

TOTAL CORPORATE BONDS (Identified Cost $120,313)			117,455

6

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CONVERTIBLE BONDS—0.1%
General Electric Capital Corp. Series A 7.125%(3)(8)	$500	$565

TOTAL CONVERTIBLE BONDS (Identified Cost $500)		565

LOAN AGREEMENTS—3.8%
Consumer Discretionary—0.6%
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-6, 5.443%, 1/28/18	423	375
CBAC Borrower LLC 0.000%, 4/26/20(10)	112	114
Clear Channel Communications, Inc.
Tranche B, 3.845%, 1/29/16	431	394
0.000%, 1/30/19(10)	99	90
EB Sports Corp. 11.500%, 12/31/15	370	368
Federal - Mogul Corp.
Tranche B, 2.128%, 12/29/14	343	329
Tranche C, 2.128%, 12/28/15	175	168
Leslie’s Poolmart, Inc. 5.250%, 10/16/19	472	474
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	474	485
Tower Automotive Holdings U.S.A. LLC 5.750%, 4/23/20	282	285
Tribune Co. Tranche B, 4.000%, 12/31/19	159	159
TWCC Holding Corp. 0.000%, 12/11/20(10)	192	194

		3,435

Consumer Staples—0.3%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	470	480
Hostess Brands Acquisition LLC 0.000%, 4/9/20(10)	406	414
Rite Aid Corp.
0.000%, 8/21/20(10)	31	32
0.000%, 6/21/21(10)	340	340
Supervalu, Inc. 5.000%, 3/21/19	278	277

		1,543

Energy—0.2%
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche 1, 6.250%, 10/23/18	68	69
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.)
Tranche B-1, First Lien, 6.250%, 10/23/18	284	287

	PAR VALUE	VALUE
Energy—(continued)
Second Lien, 11.000%, 10/23/19	$240	$246
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	485	469
SES International Holdings Ltd. (Saxon) 0.000%, 2/15/19(10)	403	405

		1,476

Financials—0.3%
Altisource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	274	276
Capital Automotive LP 0.000%, 4/30/20(10)	55	56
iStar Financial, Inc. 4.500%, 10/15/17	423	424
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	485	480
Walter Investment Management Corp. 0.000%, 11/28/17(10)	525	528

		1,764

Health Care—0.4%
Ardent Medical Services, Inc.
0.000%, 7/2/18(10)	155	157
0.000%, 1/2/19(10)	173	176
INC Research, LLC 6.000%, 7/12/18	178	179
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	240	236
MMM Holdings, Inc. 9.750%, 12/12/17	150	152
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	109	110
Pharmaceutical Research Associates, Inc. First Lien, 6.500%, 12/10/17	469	473
Rural/Metro Operating Co. LLC 0.000%, 6/30/18(10)	240	232
Surgery Center Holdings, Inc. First Lien 6.000%, 4/11/19	270	271
United Surgical Partners International, Inc. Tranche B, 4.750%, 4/3/19	181	180

		2,166

Industrials—0.8%
Alliance Laundry Systems LLC
First Lien, 4.500%, 12/10/18	707	711
Second Lien, 9.500%, 12/10/19	54	55
American Airlines, Inc. 0.000%, 6/21/19(10)	450	451
AWAS Finance Luxemborg S.A. 3.500%, 7/16/18	173	174
Ceridian Corp. Extended, 5.940%, 5/9/17	474	477

7

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	$142	$144
Commercial Barge Line Co. 0.000%, 9/22/19(10)	608	600
Doncasters Group Ltd. (Doncasters US LLC) Tranche B, 5.500%, 4/9/20	447	447
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	480	482
McJunkin Red Man Corp. 6.000%, 11/8/19	347	350
Navistar, Inc. Tranche B, 5.750%, 8/17/17	330	331
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	216	218

		4,440

Information Technology—0.8%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	36	36
7.250%, 1/30/19	506	512
Allflex Holdings III, Inc. 0.000%, 6/7/21(10)	255	256
Blue Coat Systems, Inc.
4.500%, 5/31/19	596	594
0.000%, 6/26/20(10)	321	321
CCC Holdings, Inc. 4.000%, 12/20/19	203	202
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	367	354
Ipreo Holdings LLC
Tranche B-2, 6.500%, 8/7/17	349	353
Tranche B-3, 6.500%, 8/7/17	95	96
Kronos, Inc.
First Lien, 4.500%, 10/30/19	86	86
Second Lien, 9.750%, 4/30/20	245	254
Riverbed Technology, Inc. 4.000%, 12/18/19	138	139
RP Crown Parent LLC First Lien 6.750%, 12/21/18	353	356
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	234	233
Sorenson Communications, Inc. 0.000%, 10/31/14(10)	364	365
Spansion LLC 5.250%, 12/13/18	151	152
Wall Street Systems Holdings, Inc. Second Lien, 9.250%, 10/25/20	242	244

		4,553

Materials—0.3%
Ameriforge Group, Inc.
First Lien, 5.000%, 12/19/19	119	119

	PAR VALUE		VALUE
Materials—(continued)
Second Lien, 8.750%, 12/21/20	$80		$81
Fortescue Metals Group Ltd. 0.000%, 10/18/17(10)	635		632
Houghton International, Inc. Holding Corp.
First Lien, 0.000%, 12/20/19(10)	488		486
Second Lien, 0.000%, 12/21/20(10)	240		246
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	348		342
Tronox Pigments B.V. 0.000%, 3/19/20(10)	130		131

			2,037

Telecommunication Services—0.1%
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	359		360

TOTAL LOAN AGREEMENTS (Identified Cost $21,670)			21,774

	SHARES		VALUE
PREFERRED STOCK—0.9%
Financials—0.9%
Bank of America Corp. Series U, 5.20%(3)	340	(12)	321
Citigroup Capital XIII 7.875%,(3)	19,600		546
Fifth Third Bancorp 5.10%(3)	665	(12)	630
General Electric Capital Corp. Series C, 5.25%(3)	600	(12)	573
JPMorgan Chase & Co. Series 1 7.90%(3)	481	(12)	544
JPMorgan Chase & Co. Series Q 5.15%(3)	590	(12)	565
PNC Financial Services Group, Inc. (The) Series R 4.85%(3)	490	(12)	457
Wells Fargo & Co. Series K, 7.98%(3)	730	(12)	825
Zions Bancorp, Series C, ADR 9.500%	22,885		581

TOTAL PREFERRED STOCK (Identified Cost $5,105)			5,042

COMMON STOCKS—58.5%
Consumer Discretionary—8.9%
Abercrombie & Fitch Co. Class A	100,000		4,525
Amazon.com, Inc.(2)	13,500		3,749
Anheuser-Busch InBev Sponsored ADR	23,150		2,090
Bayerische Motoren Werke ClassA ADR	82,300		2,397
Bridgestone Corp. Unsponserd ADR	33,550		2,298
Coach, Inc.	85,000		4,853
Comcast Corp. Class A	121,000		5,067
Ford Motor Co.	312,000		4,827

8

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Goodyear Tire & Rubber Co. (The)(2)	319,000	$4,877
Horton (D.R.), Inc.	205,000	4,362
Itouchu Corp. Unsponsored ADR	101,750	2,367
Lear Corp.	84,000	5,079
Swatch Group AG (The)	71,450	1,953
Tata Motors Ltd. Sponsored ADR	95,250	2,233

		50,677

Consumer Staples—2.5%
Compass Group PLC - ADR	161,500	2,077
PepsiCo, Inc.	64,000	5,235
Safeway, Inc.	199,000	4,708
Svenska Cellulosa AB	91,200	2,300

		14,320

Energy—7.0%
Canadian Natural Resources Ltd.	71,750	2,028
Chevron Corp.	41,000	4,852
ConocoPhillips	41,000	2,480
Continental Resources, Inc.(2)	56,000	4,819
Schlumberger Ltd.	69,000	4,944
Tesoro Corp.	80,000	4,186
Transocean Ltd.	48,000	2,302
Tullow Oil plc ADR	307,500	2,351
Valero Energy Corp.	122,000	4,242
Williams Cos., Inc. (The)	135,000	4,383
WPX Energy, Inc.(2)	190,000	3,599

		40,186

Financials—12.1%
Aflac, Inc.	83,000	4,824
Aviva plc Sponsored ADR	247,350	2,575
AXA SA Sponsored ADR	126,100	2,474
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	282,167	2,373
Barclays plc Sponsored ADR	145,800	2,496
BB&T Corp.	177,000	5,997
BlackRock, Inc.	17,300	4,443
Blackstone Group LP (The)	220,000	4,633
BNP Paribas ADR	100,250	2,759
Credit Suisse Group AG Sponsored ADR	87,493	2,315
DBS Group Holdings, Sponsored ADR	51,400	2,516
Goldman Sachs Group, Inc. (The)	29,000	4,386
Intesa Sanpaolo Sponsored ADR	209,250	2,004
JPMorgan Chase & Co.	114,000	6,018

	SHARES	VALUE
Financials—(continued)
Lincoln National Corp.	136,000	$4,960
Prudential plc ADR	79,050	2,586
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	239,550	2,209
T. Rowe Price Group, Inc.	67,000	4,901
U.S. Bancorp	133,000	4,808

		69,277

Health Care—5.5%
Abbott Laboratories	131,000	4,569
Astellas Pharma, Inc.	162,500	2,197
Biogen Idec, Inc.(2)	23,400	5,036
Gilead Sciences, Inc.(2)	117,000	5,992
H Lundbeck A/S Sponsored ADR	102,850	1,831
Smith & Nephew plc Sponsored ADR	37,250	2,089
UnitedHealth Group, Inc.	72,000	4,714
Zimmer Holdings, Inc.	68,000	5,096

		31,524

Industrials—8.4%
Alaska Air Group, Inc.(2)	90,000	4,680
Caterpillar, Inc.	58,000	4,785
Cummins, Inc.	43,000	4,664
Deere & Co.	59,000	4,794
Dover Corp.	65,000	5,048
Fanuc Corp. ADR	92,650	2,239
Hutchison Whampoa Ltd. ADR	104,150	2,179
Komatsu Ltd. ADR	84,650	1,963
Nidec Corp.	152,950	2,680
Parker Hannifin Corp.	51,000	4,865
Trinity Industries, Inc.	130,000	4,997
Union Pacific Corp.	32,000	4,937

		47,831

Information Technology—9.5%
Apple, Inc.	24,200	9,585
Cisco Systems, Inc.	196,000	4,765
Citrix Systems, Inc.(2)	82,000	4,947
EMC Corp.	194,000	4,582
Google, Inc. Class A(2)	5,600	4,930
MasterCard, Inc. Class A	10,300	5,917
NetApp, Inc.	129,000	4,874
QUALCOMM, Inc.	98,000	5,986
SAP AG Sponsored ADR	28,650	2,087

9

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	116,350	$2,132
Visa, Inc. Class A	26,000	4,751

		54,556

Materials—2.9%
CF Industries Holdings, Inc.	27,000	4,631
Freeport-McMoRan Copper & Gold, Inc.	168,000	4,638
Nitto Denko Corp. ADR	79,600	2,570
Shin-Etsu Chemical Co. Ltd. ADR	148,550	2,471
Syngenta AG ADR	26,350	2,052

		16,362

Telecommunication Services—1.3%
SK Telecom Co., Ltd. ADR	122,250	2,485
Verizon Communications, Inc.	94,000	4,732

		7,217

Utilities—0.4%
Centrica plc	92,650	2,045

TOTAL COMMON STOCKS (Identified Cost $283,760)		333,995

TOTAL LONG TERM INVESTMENTS—98.3% (Identified cost $514,345)		561,360

SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Funds—1.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	8,260,193	8,260

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,260)		8,260

TOTAL INVESTMENTS—99.7% (Identified Cost $522,605)		569,620	(1)
Other assets and liabilities, net—0.3%		1,716

NET ASSETS—100.0%		$571,336

Abbreviations:

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security

Foreign Currencies

AUD	Australian Dollar
BRL	Brazilian Real

CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $70,119 or 12.3% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Illiquid security.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	No contractual maturity date
(9)	Interest payments may be deferred.
(10)	This loan will settle after June 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Principal amount is adjusted according to local inflation index.
(12)	Value shown as par value.

10

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	77%
United Kingdom	3
Japan	2
Switzerland	2
France	1
Luxembourg	1
Other	14

Total	100%

†	% of total investments as of June 30, 2013

11

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$12,483	$—	$12,483
Convertible Bonds	565	—	565
Corporate Bonds	117,455	—	117,455
Foreign Government Securities	12,309	—	12,309
Loan Agreements	21,774	—	21,774
Mortgage-Backed Securities	57,164	—	57,164
Municipal Bonds	573	—	573
Equity Securities:
Common Stocks	333,995	333,995	—
Preferred Stock	5,042	581	4,461
Short-Term Investments	8,260	8,260	—

Total Investments	$569,620	$342,836	$226,784

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.4%
Consumer Discretionary—12.0%
Best Buy Co., Inc.	41,900	$1,145
Big 5 Sporting Goods Corp.	6,800	149
Comcast Corp. Class A	41,600	1,742
Dillard’s, Inc. Class A	1,700	139
DIRECTV Class A(2)	2,300	142
Express, Inc.(2)	9,900	208
Gap, Inc. (The)	43,200	1,803
Home Depot, Inc. (The)	5,500	426
Host Hotels & Resorts, Inc.	39,600	668
Johnson Controls, Inc.	3,800	136
Las Vegas Sands Corp.	15,000	794
Macy’s, Inc.	4,200	202
Mattel, Inc.	19,400	879
priceline.com, Inc.(2)	200	165
Ross Stores, Inc.	15,500	1,005
Smith & Wesson Holding Corp(2)	214,800	2,144
Starwood Hotels & Resorts Worldwide, Inc.	11,100	701
Stoneridge, Inc.(2)	25,700	299
Target Corp.	6,700	461
Time Warner Cable, Inc.	1,500	169
Time Warner, Inc.	2,400	139
TJX Cos., Inc.	12,000	601
Viacom, Inc. Class B	4,100	279
Visteon Corp(2)	4,900	309
Whirlpool Corp.	7,300	835

		15,540

Consumer Staples—9.3%
Altria Group, Inc.	4,000	140
CVS Caremark Corp.	24,900	1,424
Danone SA	23,500	353
Diageo plc Sponsored ADR	1,200	138
General Mills, Inc.	14,100	684
Hershey Co. (The)	6,100	545
Kimberly-Clark Corp.	4,200	408
Kroger Co. (The)	66,400	2,293
Lorillard, Inc.	53,800	2,350
Nu Skin Enterprises, Inc. Class A	16,600	1,015
Pilgrim’s Pride Corp(2)	11,300	169
Tyson Foods, Inc. Class A	59,700	1,533
Unilever plc Sponsored ADR	21,000	849
Universal Corp.	2,400	139

	SHARES	VALUE
Consumer Staples—(continued)
Walgreen Co.	1,700	$75

		12,115

Energy—10.5%
Anadarko Petroleum Corp.	1,600	137
Chevron Corp.	1,700	201
CNOOC Ltd. ADR	5,300	888
ConocoPhillips	2,300	139
CVR Energy, Inc.(3)(4)	14,500	0
Gran Tierra Energy, Inc.(2)	77,800	468
Hess Corp.	5,400	359
Marathon Oil Corp.	13,000	450
Marathon Petroleum Corp.	15,800	1,123
Murphy Oil Corp.	18,900	1,151
Phillips 66	4,300	253
Royal Dutch Shell plc ADR	36,200	2,310
Southwestern Energy Co.(2)	59,000	2,155
Statoil ASA Sponsored ADR	68,100	1,409
Tesoro Corp.	30,300	1,585
Valero Energy Corp.	5,900	205
Western Refining, Inc.	30,400	853

		13,686

Financials—16.0%
ACE Ltd.(2)	8,300	743
Aflac, Inc.	28,100	1,633
AXIS Capital Holdings Ltd.(2)	3,100	142
Bank of America Corp.	12,800	165
Berkshire Hathaway, Inc. Class A(2)	2	337
Chubb Corp. (The)	2,200	186
Citigroup, Inc.	14,200	681
Discover Financial Services	4,600	219
Everest Re Group Ltd.(2)	15,900	2,039
First Citizens BancShares, Inc. Class A	200	38
First Merchants Corp.	9,900	170
Goldman Sachs Group, Inc. (The)	900	136
Invesco Ltd.(2)	4,100	130
JPMorgan Chase & Co.	51,100	2,698
KeyCorp	50,600	559
Markel Corp.(2)	300	158
PNC Financial Services Group, Inc.	24,800	1,808
Popular Inc(2)	22,000	667
Progressive Corp. (The)	79,400	2,018
Regions Financial Corp.	28,500	272

1

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
State Street Corp.	29,700	$1,937
SunTrust Banks, Inc.	13,800	436
SVB Financial Group(2)	1,900	158
T. Rowe Price Group, Inc.	19,100	1,397
Travelers Cos., Inc. (The)	8,700	695
Validus Holdings Ltd.(2)	25,900	936
Zions Bancorp	13,800	399

		20,757

Health Care—15.9%
Abbott Laboratories	28,200	984
Aetna, Inc.	24,500	1,557
AmerisourceBergen Corp.	16,900	943
Amgen, Inc.	8,400	829
Auxilium Pharmaceuticals, Inc.(2)	2,600	43
Becton, Dickinson & Co.	4,300	425
Biogen Idec, Inc.(2)	5,700	1,227
Celgene Corp.(2)	12,100	1,414
Eli Lilly & Co.	41,700	2,048
Gilead Sciences, Inc.(2)	2,700	138
Health Net, Inc.(2)	56,500	1,798
Humana, Inc.	14,900	1,257
Johnson & Johnson	40,900	3,512
McKesson Corp.	1,300	149
Myriad Genetics, Inc.(2)	5,800	156
Parexel International Corp.(2)	200	9
PDL BioPharma, Inc.	135,200	1,044
Pfizer, Inc.	5,000	140
Reckitt Benckiser Group PLC	7,600	108
Salix Pharmaceuticals Ltd.(2)	2,300	152
Valeant Pharmaceuticals International, Inc.(2)	15,100	1,300
WellPoint, Inc.	16,700	1,367

		20,600

Industrials—9.7%
Alliant Techsystems, Inc.	400	33
Boeing Co. (The)	28,100	2,879
Brink’s Co. (The)	16,600	423
Coleman Cable Inc	21,700	392
Delta Air Lines, Inc.	6,400	120
Exelis, Inc.	96,700	1,333
FedEx Corp.	17,700	1,745
Lockheed Martin Corp.	3,200	347
Meritor, Inc.(2)	95,900	676

	SHARES	VALUE
Industrials—(continued)
Northrop Grumman Corp.	20,700	$1,714
Raytheon Co.	34,500	2,281
United Technologies Corp.	2,900	270
Valmont Industries, Inc.	300	43
Viad Corp.	7,400	181
WABCO Holdings, Inc.(2)	1,900	142

		12,579

Information Technology—16.3%
Accenture plc Class A(2)	22,400	1,612
AOL, Inc.(2)	51,500	1,879
Apple, Inc.	400	158
Booz Allen Hamilton Holding Corp	28,600	497
CA, Inc.	31,700	908
Cisco Systems, Inc.	36,900	897
Computer Sciences Corp.	43,500	1,904
Convergys Corp.	33,300	580
Cree, Inc.(2)	2,200	140
EMC Corp.	5,800	137
First Solar, Inc.(2)	3,900	174
Hewlett-Packard Co.	91,800	2,277
Intel Corp.	72,300	1,751
InterDigital, Inc.	28,300	1,264
International Business Machines Corp.	600	115
J2 Global Inc	16,400	697
Kulicke and Soffa Industries, Inc.(2)	11,900	132
Lexmark International, Inc. Class A	26,500	810
Manhattan Associates, Inc.(2)	1,900	147
Microsoft Corp.	37,300	1,288
Seagate Technology plc(2)	3,800	170
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	2,300	42
Texas Instruments, Inc.	25,600	893
Visa, Inc. Class A	800	146
Vishay Intertechnology, Inc.(2)	29,900	415
Western Digital Corp.	34,500	2,142

		21,175

Materials—4.7%
BHP Billiton plc ADR	27,700	1,420
CF Industries Holdings, Inc.	3,700	635
Futurefuel Corp	15,700	223
Kapstone Paper and Packaging Corp.(2)	300	12
LyondellBasell Industries N.V. Class A	14,400	954

2

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
PPG Industries, Inc.	3,600	$527
Westlake Chemical Corp.	5,600	540
Weyerhaeuser Co.	64,000	1,823

		6,134

Telecommunication Services—2.4%
CenturyLink, Inc.	27,700	979
MDU Resources Group, Inc.	12,600	327
Verizon Communications, Inc.	34,900	1,757

		3,063

Utilities—1.6%
Public Service Enterprise Group, Inc.	58,700	1,917
Vectren Corp.	4,200	142

		2,059

TOTAL COMMON STOCKS (Identified Cost $125,346)		127,708

TOTAL LONG TERM INVESTMENTS—98.4% (Identified cost $125,346)		127,708

SHORT-TERM INVESTMENTS—1.3%
Money Market Mutual Funds—1.3%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (seven-day effective yield 0.090%)	1,267	1
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	1,680,182	1,680

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,681)		1,681

TOTAL INVESTMENTS—99.7% (Identified Cost $127,027)		129,389	(1)
Other assets and liabilities, net—0.3%		441

NET ASSETS—100.0%		$129,830

Abbreviations:

ADR American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(4)	Illiquid security.

3

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	88%
United Kingdom	4
Bermuda	2
Canada	1
Ireland	1
Netherlands	1
Norway	1
Other	2

Total	100%

† % of total investments as of June 30, 2013

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$127,708	$127,708	$0	*
Short-Term Investments	1,681	1,681	—

Total Investments	$129,389	$129,389	$0	*

There are no Level 2 (significant observable inputs) priced securities.

*	Includes internally fair valued security currently priced at zero.

Virtus Mid-Cap Core Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.3%
Consumer Discretionary—15.1%
Advance Auto Parts, Inc.	1,123	$91
Dick’s Sporting Goods, Inc.	1,772	89
Dollar Tree, Inc.(2)	1,770	90
Omnicom Group, Inc.	1,318	83
Ross Stores, Inc.	2,256	146

		499

Consumer Staples—6.6%
Brown-Forman Corp. Class B	718	48
Church & Dwight Co., Inc.	1,086	67
Monster Beverage Corp.(2)	1,695	103

		218

Energy—5.6%
Core Laboratories N.V.	478	73
Dresser-Rand Group, Inc.(2)	1,887	113

		186

Financials—11.6%
Digital Realty Trust, Inc.	939	57
First Cash Financial Services, Inc.(2)	1,440	71
RLI Corp.	1,549	118
T. Rowe Price Group, Inc.	1,857	136

		382

Health Care—11.1%
DENTSPLY International, Inc.	2,283	93
Sirona Dental Systems, Inc.(2)	2,368	156
Waters Corp.(2)	1,175	118

		367

Industrials—23.6%
Copart, Inc.(2)	4,281	132
Equifax, Inc.	2,239	132
Expeditors International of Washington, Inc.	3,546	135
Graco, Inc.	1,089	69
MSC Industrial Direct Co., Inc. Class A	1,259	97
Nordson Corp.	1,641	114
Rockwell Collins, Inc.	1,579	100

		779

Information Technology—15.8%
Amphenol Corp. Class A	1,542	120
ANSYS, Inc.(2)	1,061	78

	SHARES	VALUE
Information Technology—(continued)
Intuit, Inc.	2,578	$157
MICROS Systems, Inc.(2)	1,619	70
Xilinx, Inc.	2,477	98

		523

Materials—5.4%
International Flavors & Fragrances, Inc.	978	74
Sigma-Aldrich Corp.	1,307	105

		179

Utilities—2.5%
Questar Corp.	3,389	81

TOTAL COMMON STOCKS (Identified Cost $2,513)		3,214

TOTAL LONG TERM INVESTMENTS—97.3% (Identified cost $2,513)		3,214

SHORT-TERM INVESTMENTS—1.7%
Money Market Mutual Funds—1.7%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	57,342	57

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $57)		57

TOTAL INVESTMENTS—99.0% (Identified Cost $2,570)		3,271	(1)
Other assets and liabilities, net—1.0%		33

NET ASSETS—100.0%		$3,304

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$3,214	$3,214
Short-Term Investments	57	57

Total Investments	$3,271	$3,271

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%
Consumer Discretionary—20.7%
Bed Bath & Beyond, Inc.(2)	35,500	$2,517
Dollar Tree, Inc.(2)	27,500	1,398
Hibbett Sports, Inc.(2)	15,000	833
Monro Muffler Brake, Inc.	28,500	1,369
Morningstar, Inc.	37,500	2,909
PetSmart, Inc.	30,500	2,043
Pool Corp.	55,300	2,898
Ross Stores, Inc.	30,900	2,003
TripAdvisor, Inc.(2)	25,500	1,552

		17,522

Consumer Staples—6.6%
Brown-Forman Corp. Class B	28,350	1,915
Mead Johnson Nutrition Co.	22,000	1,743
Monster Beverage Corp.(2)	32,200	1,957

		5,615

Energy—7.9%
Cameron International Corp.(2)	31,600	1,933
Core Laboratories N.V.	9,000	1,365
Dresser-Rand Group, Inc.(2)	30,200	1,811
FMC Technologies, Inc.(2)	28,400	1,581

		6,690

Financials—6.2%
Fifth Third Bancorp	52,500	948
Financial Engines, Inc.	43,400	1,978
T. Rowe Price Group, Inc.	31,100	2,275

		5,201

Health Care—14.0%
athenahealth, Inc.(2)	15,500	1,313
Cerner Corp.(2)	9,000	865
Intuitive Surgical, Inc.(2)	4,300	2,178
Perrigo Co.	15,500	1,876
Sirona Dental Systems, Inc.(2)	26,100	1,719
Varian Medical Systems, Inc.(2)	23,800	1,605
Waters Corp.(2)	15,200	1,521
Zoetis, Inc.	26,500	819

		11,896

Industrials—15.4%
Donaldson Co., Inc.	44,300	1,580
Expeditors International of Washington, Inc.	71,500	2,718

	SHARES	VALUE
Industrials—(continued)
Fastenal Co.	38,000	$1,742
MSC Industrial Direct Co., Inc. Class A	31,600	2,448
Roper Industries, Inc.	22,800	2,832
Stericycle, Inc.(2)	16,000	1,767

		13,087

Information Technology—26.3%
Amphenol Corp. Class A	34,000	2,650
ANSYS, Inc.(2)	32,600	2,383
FactSet Research Systems, Inc.	26,100	2,661
First Solar, Inc.(2)	25,500	1,141
Gartner, Inc.(2)	45,500	2,593
Hittite Microwave Corp.(2)	36,500	2,117
MercadoLibre, Inc.	11,400	1,228
MICROS Systems, Inc.(2)	47,800	2,062
SolarWinds, Inc.(2)	68,400	2,655
Teradata Corp.(2)	20,300	1,020
Xilinx, Inc.	45,600	1,806

		22,316

Materials—2.2%
Airgas, Inc.	19,800	1,890

TOTAL COMMON STOCKS (Identified Cost $73,299)		84,217

TOTAL LONG TERM INVESTMENTS—99.3% (Identified cost $73,299)		84,217

SHORT-TERM INVESTMENTS—0.8%
Money Market Mutual Funds—0.8%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	718,899	719

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $719)		719

TOTAL INVESTMENTS—100.1% (Identified Cost $74,018)		84,936	(1)
Other assets and liabilities, net—(0.1)%		(97)

NET ASSETS—100.0%		$84,839

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$84,217	$84,217
Short-Term Investments	719	719

Total Investments	$84,936	$84,936

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.3%
Consumer Discretionary—6.6%
Big Lots, Inc.(2)	377,370	$11,898
TJX Cos., Inc.	267,050	13,369

		25,267

Consumer Staples—13.0%
Avon Products, Inc.	233,420	4,909
Beam, Inc.	239,850	15,137
Koninklijke Ahold NV Sponsored ADR	697,850	10,391
Safeway, Inc.	797,220	18,862

		49,299

Energy—18.0%
CONSOL Energy, Inc.	339,460	9,199
Devon Energy Corp.	223,390	11,589
Kinder Morgan, Inc.	264,132	10,077
Nabors Industries Ltd.(2)	951,420	14,566
Rowan Cos. plc Class A(2)	351,370	11,971
Williams Cos., Inc. (The)	342,180	11,111

		68,513

Industrials—22.2%
Con-way, Inc.	201,100	7,835
Fortune Brands Home & Security, Inc.	230,660	8,936
Masco Corp.	430,200	8,384
Owens Corning, Inc.(2)	179,350	7,009
Raytheon Co.	216,300	14,302
Republic Services, Inc.	562,282	19,084
USG Corp.(2)	275,860	6,358
Xylem, Inc.	454,300	12,239

		84,147

Materials—28.1%
Allegheny Technologies, Inc.	143,450	3,774
Ball Corp.	310,550	12,900
Crown Holdings, Inc.(2)	405,270	16,669
Dow Chemical Co. (The)	373,000	12,000
FMC Corp.	145,120	8,861
International Paper Co.	360,770	15,986
Owens-Illinois, Inc.(2)	590,070	16,398
Packaging Corp. of America	39,140	1,916
Sealed Air Corp.	534,970	12,813
Weyerhaeuser Co.	186,850	5,323

		106,640

	SHARES	VALUE
Utilities—7.4%
Dominion Resources, Inc.	251,500	$14,290
ONEOK, Inc.	331,840	13,709

		27,999

TOTAL COMMON STOCKS (Identified Cost $262,202)		361,865

TOTAL LONG TERM INVESTMENTS—95.3% (Identified cost $262,202)		361,865

SHORT-TERM INVESTMENTS—4.0%
Money Market Mutual Funds—4.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	14,995,137	14,995

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $14,995)		14,995

TOTAL INVESTMENTS—99.3% (Identified Cost $277,197)		376,860	(1)
Other assets and liabilities, net—0.7%		2,538

NET ASSETS—100.0%		$379,398

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	90%
Bermuda	4
Netherlands	3
United Kingdom	3

Total	100%

† % of total investments as of June 30, 2013

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$361,865	$361,865
Short-Term Investments	14,995	14,995

Total Investments	$376,860	$376,860

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Quality Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.4%
Consumer Discretionary—15.5%
Genuine Parts Co.	19,600	$1,530
Lowe’s Cos., Inc.	39,800	1,628
Mattel, Inc.	31,200	1,414
Omnicom Group, Inc.	22,400	1,408
TJX Cos., Inc.	43,500	2,177
VF Corp.	10,400	2,008

		10,165

Consumer Staples—5.3%
Coca-Cola Co. (The)	41,900	1,680
Diageo plc Sponsored ADR	10,700	1,230
Kimberly-Clark Corp.	6,080	591

		3,501

Energy—9.0%
Apache Corp.	18,000	1,509
CVR Energy, Inc.(2)(3)	22,600	0
Exxon Mobil Corp.	22,900	2,069
National Oilwell Varco, Inc.	33,800	2,329

		5,907

Financials—26.8%
American Express Co.	34,300	2,564
Charles Schwab Corp. (The)	60,600	1,287
CME Group, Inc.	28,000	2,128
Digital Realty Trust, Inc.	25,400	1,549
Franklin Resources, Inc.	17,300	2,353
PNC Financial Services Group, Inc.	41,400	3,019
Travelers Cos., Inc. (The)	35,300	2,821
U.S. Bancorp	52,900	1,912

		17,633

Health Care—12.1%
Baxter International, Inc.	28,790	1,994
Johnson & Johnson	26,900	2,310
Novartis AG ADR	22,300	1,577
Quest Diagnostics, Inc.	34,160	2,071

		7,952

Industrials—11.1%
3M Co.	22,000	2,406
Deere & Co.	13,700	1,113
Emerson Electric Co.	22,100	1,205

	SHARES	VALUE
Industrials—(continued)
Union Pacific Corp.	16,500	$2,546

		7,270

Information Technology—9.7%
Apple, Inc.	5,600	2,218
Applied Materials, Inc.	123,700	1,844
International Business Machines Corp.	11,960	2,286

		6,348

Materials—3.9%
International Flavors & Fragrances, Inc.	17,800	1,338
PPG Industries, Inc.	8,600	1,259

		2,597

Utilities—5.0%
AGL Resources, Inc.	54,500	2,336
Questar Corp.	40,200	959

		3,295

TOTAL COMMON STOCKS (Identified Cost $48,165)		64,668

TOTAL LONG TERM INVESTMENTS—98.4% (Identified cost $48,165)		64,668

TOTAL INVESTMENTS—98.4% (Identified Cost $48,165)		64,668	(1)
Other assets and liabilities, net—1.6%		1,029

NET ASSETS—100.0%		$65,697

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(3)	Illiquid security.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$64,668	$64,668	$0	*

Total Investments	$64,668	$64,668	$0	*

There are no Level 2 (significant observable inputs) priced securities.

*	Includes internally fair valued security currently priced at zero.

Virtus Quality Small-Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.7%
Consumer Discretionary—7.8%
Hillenbrand, Inc.	190,978	$4,528
John Wiley & Sons, Inc. Class A	218,522	8,761
Thor Industries, Inc.	96,000	4,721

		18,010

Consumer Staples—8.7%
National Beverage Corp.(2)	439,304	7,675
Village Super Market, Inc.	19,351	640
WD-40 Co.	216,754	11,809

		20,124

Energy—7.7%
CARBO Ceramics, Inc.	100,896	6,803
World Fuel Services Corp.	275,203	11,003

		17,806

Financials—19.9%
Eaton Vance Corp.	278,491	10,468
EPR Properties	122,072	6,137
First Cash Financial Services, Inc.(2)	208,800	10,275
RLI Corp.	153,356	11,718
Westamerica Bancorp	159,668	7,295

		45,893

Health Care—4.4%
Owens & Minor, Inc.	302,138	10,221

Industrials—20.1%
CLARCOR, Inc.	161,061	8,409
Corporate Executive Board Co. (The)	160,782	10,165
Graco, Inc.	176,767	11,173
Landstar System, Inc.	197,728	10,183
Lincoln Electric Holdings, Inc.	113,614	6,507

		46,437

Information Technology—28.0%
ADTRAN, Inc.	304,855	7,502
Badger Meter, Inc.	164,517	7,329
Cabot Microelectronics Corp.(2)	183,600	6,061
Cass Information Systems, Inc.	233,519	10,765
Cognex Corp.	121,928	5,514
Computer Services, Inc.	170,004	5,100
Jack Henry & Associates, Inc.	264,850	12,482

	SHARES	VALUE
Information Technology—(continued)
Syntel Co.(2)	156,543	$9,842

		64,595

Materials—2.1%
Balchem Corp.	107,836	4,826

TOTAL COMMON STOCKS (Identified Cost $158,997)		227,912

TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $158,997)		227,912

SHORT-TERM INVESTMENTS—1.7%
Money Market Mutual Funds—1.7%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	4,006,204	4,006

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,006)		4,006

TOTAL INVESTMENTS—100.4% (Identified Cost $163,003)		231,918	(1)
Other assets and liabilities, net—(0.4)%		(859)

NET ASSETS—100.0%		$231,059

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$227,912	$227,912
Short-Term Investments	4,006	4,006

Total Investments	$231,918	$231,918

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—90.7%
Consumer Discretionary—5.9%
Pool Corp.	255,950	$13,415
Thor Industries, Inc.	177,900	8,749

		22,164

Energy—2.5%
RPC, Inc.	689,600	9,523

Financials—12.3%
Brown & Brown, Inc.	422,500	13,621
Cohen & Steers, Inc.	226,411	7,694
Federated Investors, Inc. Class B	340,279	9,327
National Interstate Corp.	100,846	2,950
RLI Corp.	171,500	13,104

		46,696

Health Care—22.1%
Abaxis, Inc.(2)	363,300	17,260
Computer Programs & Systems, Inc.	351,800	17,288
Haemonetics Corp.(2)	399,400	16,515
Owens & Minor, Inc.	474,700	16,059
Techne Corp.	237,200	16,386

		83,508

Industrials—25.9%
Advisory Board Co. (The)(2)	93,164	5,092
CLARCOR, Inc.	185,000	9,659
Copart, Inc.(2)	485,900	14,966
Exponent, Inc.	304,863	18,021
Landstar System, Inc.	212,100	10,923
Lincoln Electric Holdings, Inc.	99,900	5,721
RBC Bearings, Inc.(2)	209,648	10,891
Rollins, Inc.	304,300	7,881
Toro Co. (The)	327,800	14,885

		98,039

Information Technology—19.2%
ANSYS, Inc.(2)	182,938	13,373
Blackbaud, Inc.	228,954	7,457
FactSet Research Systems, Inc.	159,300	16,239
Hittite Microwave Corp.(2)	331,900	19,250
Jack Henry & Associates, Inc.	346,300	16,321

		72,640

	SHARES	VALUE
Materials—2.8%
Aptargroup, Inc.	194,900	$10,760

TOTAL COMMON STOCKS (Identified Cost $284,568)		343,330

TOTAL LONG TERM INVESTMENTS—90.7% (Identified cost $284,568)		343,330

SHORT-TERM INVESTMENTS—9.3%
Money Market Mutual Funds—9.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	35,156,793	35,157

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $35,157)		35,157

TOTAL INVESTMENTS—100.0% (Identified Cost $319,725)		378,487	(1)
Other assets and liabilities, net—0.0%		(50)

NET ASSETS—100.0%		$378,437

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$343,330	$343,330
Short-Term Investments	35,157	35,157

Total Investments	$378,487	$378,487

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Sustainable Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—90.2%
Consumer Discretionary—17.1%
Aaron’s, Inc.(2)	91,600	$2,566
Hibbett Sports, Inc.(2)	70,900	3,935
Monro Muffler Brake, Inc.	90,600	4,353
Morningstar, Inc.	40,578	3,148
Pool Corp.	36,500	1,913

		15,915

Consumer Staples—7.7%
Chefs’ Warehouse, Inc. (The)(2)	257,000	4,420
PriceSmart, Inc.	31,600	2,769

		7,189

Financials—5.4%
Cohen & Steers, Inc.	49,400	1,679
Financial Engines, Inc.	73,151	3,335

		5,014

Health Care—16.5%
Abaxis, Inc.(2)	90,700	4,309
National Research Corp(2)	285,168	5,133
National Research Corp(2)	533	19
Sirona Dental Systems, Inc.(2)	37,200	2,451
Techne Corp.	49,800	3,440

		15,352

Industrials—9.4%
AAON, Inc.	55,100	1,822
Copart, Inc.(2)	72,200	2,224
Heartland Express, Inc.	161,200	2,236
HEICO Corp. Class A	37,787	1,395
Omega Flex, Inc.(2)	69,400	1,032

		8,709

Information Technology—33.8%
ANSYS, Inc.(2)	34,500	2,522
Blackbaud, Inc.	28,500	928
ClickSoftware Technologies Ltd.(2)	207,354	1,729
FactSet Research Systems, Inc.	28,700	2,926
FLIR Systems, Inc.	117,400	3,166
Forrester Research, Inc.	97,500	3,577
Hittite Microwave Corp.(2)	94,800	5,499
MercadoLibre, Inc.	42,200	4,548
Mesa Laboratories, Inc.	30,100	1,629
NVE Corp.(2)	65,200	3,053

	SHARES	VALUE
Information Technology—(continued)
ScanSource, Inc.(2)	55,947	$1,790

		31,367

Materials—0.3%
Ufp Technologies Inc(2)	12,800	249

TOTAL COMMON STOCKS (Identified Cost $59,929)		83,795

TOTAL LONG TERM INVESTMENTS—90.2% (Identified cost $59,929)		83,795

SHORT-TERM INVESTMENTS—8.4%
Money Market Mutual Funds—8.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	7,834,117	7,834

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,834)		7,834

TOTAL INVESTMENTS—98.6% (Identified Cost $67,763)		91,629	(1)
Other assets and liabilities, net—1.4%		1,307

NET ASSETS—100.0%		$92,936

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$83,795	$83,795
Short-Term Investments	7,834	7,834

Total Investments	$91,629	$91,629

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Strategic Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.2%
Consumer Discretionary—19.1%
Bed Bath & Beyond, Inc.(2)	134,770	$9,555
Home Depot, Inc. (The)	98,260	7,612
NIKE, Inc. Class B	155,160	9,881
PetSmart, Inc.	85,110	5,702
priceline.com, Inc.(2)	12,520	10,356
Ross Stores, Inc.	191,360	12,402
Starbucks Corp.	173,630	11,371
Time Warner, Inc.	96,720	5,592

		72,471

Consumer Staples—13.4%
Coca-Cola Co. (The)	281,490	11,291
Colgate-Palmolive Co.	216,210	12,387
Costco Wholesale Corp.	58,510	6,469
Estee Lauder Cos., Inc. (The) Class A	89,490	5,886
Lorillard, Inc.	203,530	8,890
Monster Beverage Corp.(2)	99,380	6,039

		50,962

Energy—5.0%
Core Laboratories N.V.	39,260	5,954
National Oilwell Varco, Inc.	83,200	5,733
Schlumberger Ltd.	100,880	7,229

		18,916

Financials—5.9%
Charles Schwab Corp. (The)	342,040	7,261
Fifth Third Bancorp	214,500	3,872
T. Rowe Price Group, Inc.	150,650	11,020

		22,153

Health Care—10.2%
Cerner Corp.(2)	40,250	3,868
Intuitive Surgical, Inc.(2)	21,910	11,099
Perrigo Co.	59,310	7,176
Waters Corp.(2)	95,440	9,549
Zoetis, Inc.	232,110	7,170

		38,862

Industrials—12.8%
Danaher Corp.	123,220	7,800
Expeditors International of Washington, Inc.	264,950	10,071
Fastenal Co.	165,500	7,588
MSC Industrial Direct Co., Inc. Class A	84,960	6,581

	SHARES	VALUE
Industrials—(continued)
Precision Castparts Corp.	35,010	$7,912
Roper Industries, Inc.	70,440	8,750

		48,702

Information Technology—27.9%
Accenture plc Class A(2)	118,620	8,536
Amphenol Corp. Class A	187,010	14,575
ANSYS, Inc.(2)	159,190	11,637
Apple, Inc.	44,470	17,614
Facekey Corp.(2)	380,150	9,452
MICROS Systems, Inc.(2)	172,420	7,440
QUALCOMM, Inc.	119,560	7,303
Teradata Corp.(2)	88,690	4,455
Visa, Inc. Class A	70,810	12,940
Xilinx, Inc.	301,180	11,930

		105,882

Materials—4.9%
Ecolab, Inc.	90,280	7,691
Praxair, Inc.	95,100	10,952

		18,643

TOTAL COMMON STOCKS (Identified Cost $295,348)		376,591

TOTAL LONG TERM INVESTMENTS—99.2% (Identified cost $295,348)		376,591

SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	3,955,323	3,955

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,955)		3,955

TOTAL INVESTMENTS—100.2% (Identified Cost $299,303)		380,546	(1)
Other assets and liabilities, net—(0.2)%		(646)

NET ASSETS—100.0%		$379,900

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$376,591	$376,591
Short-Term Investments	3,955	3,955

Total Investments	$380,546	$380,546

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—3.6%
Argentine Republic
7.000%, 10/3/15	$135		$118
PIK Interest Capitalization 8.280%, 12/31/33(3)	249		141
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)	130		117
RegS 7.000%, 12/1/18(5)	85		71
RegS 12.750%, 8/23/22(5)	95		98
RegS 8.250%, 10/13/24(5)	140		109
9.375%, 1/13/34	245		202
Commonwealth of Australia Series 125 6.250%, 6/15/14	305	AUD	289
Commonwealth of Canada 2.000%, 3/1/14	770	CAD	736
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	250	NZD	204
Federative Republic of Brazil 8.500%, 1/5/24	1,140	BRL	470
Hellenic Republic
2.000%, 2/24/23	100	EUR	71
2.000%, 2/24/27	135	EUR	80
Kingdom of Norway Treasury Bill, 0.000%, 12/18/13	1,080	NOK	177
Mongolia 144A 5.125%, 12/5/22(4)	200		178
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	184		164
Republic of Colombia
12.000%, 10/22/15	121,000	COP	72
4.375%, 3/21/23	386,000	COP	177
Republic of Croatia 144A 6.375%, 3/24/21(4)	215		225
Republic of Iceland 144A 5.875%, 5/11/22(4)	240		254
Republic of Indonesia Series FR63, 5.625%, 5/15/23	1,061,000	IDR	95
Republic of Korea Treasury Bond, Series 1312, 3.000%, 12/10/13	121,500	KRW	107
Republic of Peru
144A 7.840%, 8/12/20(4)	220	PEN	91
RegS 6.900%, 8/12/37(5)	335	PEN	124
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	119
Republic of Portugal Treasury Obligation 4.950%, 10/25/23	90	EUR	105
Republic of South Africa Series R206, 7.500%, 1/15/14	2,600	ZAR	266
Republic of Turkey 9.000%, 3/5/14	590	TRY	309
Republic of Uruguay 4.375%, 12/15/28	2,500	UYU(11)	161
Russian Federation

	PAR VALUE		VALUE
144A 7.850%, 3/10/18(4)	$10,000	RUB	$317
Series 6207 8.150%, 2/3/27	7,410	RUB	232
United Mexican States
Series M, 6.000%, 6/18/15	4,715	MXN	375
Series M, 6.500%, 6/9/22	4,010	MXN	325

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,146)			6,579

MORTGAGE-BACKED SECURITIES—3.6%
Non-Agency—3.6%
Bear Stearns Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(3)	150		160
06-PW13, AM 5.582%, 9/11/41(3)	375		410
07-T28, A3 5.793%, 9/11/42	356		364
Chase Mortgage Finance Corp. 07-A1, 10A1 2.903%, 2/25/37(3)	173		167
Citigroup - Deutsche Bank Commercial Mortgage Trust 07-CD4, A4 5.322%, 12/11/49	180		198
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(4)	260		261
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust
05-RP1, 1A3 144A 8.000%, 1/25/35(4)	294		314
06-RP1, 1A4 144A 8.500%, 1/25/36(4)	163		175
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.800%, 8/10/45(3)	50		56
GSR Mortgage Loan Trust 05-AR4, 6A1 5.250%, 7/25/35(3)	276		272
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	350		366
06-LDP9, A3 5.336%, 5/15/47	185		204
07-LDPX, AM 5.464%, 1/15/49(3)	175		175
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 6.081%, 7/15/44(3)	160		181
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	217		226
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	375		403
Morgan Stanley Capital I Trust
07-T27, A4 5.816%, 6/11/42(3)	240		271
05-IQ10, A4B 5.284%, 9/15/42(3)	365		388
07-IQ14, AM 5.876%, 4/15/49(3)	137		138

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	$205	$198
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	316	333
04-R3, A1 144A 6.500%, 2/25/35(4)	165	172
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	286	288
Structured Asset Securities Corp. 02-AL1, A3 3.450%, 2/25/32	165	163
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.789%, 1/25/37(3)	178	172
Wachovia Bank Commercial Mortgage Trust 07-C30, A5 5.342%, 12/15/43	370	410
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.423%, 11/23/43(3)(4)	150	148

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,403)		6,613

ASSET-BACKED SECURITIES—1.6%
AmeriCredit Automobile Receivables Trust 12-3, D 3.030%, 7/9/18	188	190
Cheesecake Factory Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(4)	105	104
Citicorp Residential Mortgage Securities, Inc. 07-2, A3 5.991%, 6/25/37	209	213
Countrywide Asset-Backed Certificates
05-1, AF5A 5.497%, 7/25/35	216	209
05-12, 1A4 5.323%, 2/25/36(3)	350	359
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	118	118
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	234	231
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	154	161
New Century Home Equity Loan Trust 05-A, A4W 4.884%, 8/25/35	203	189
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	135	143
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.050%, 9/25/33	189	198
06-H11, M1 6.010%, 2/25/36	160	159
07-HI1, A3 5.720%, 3/25/37	169	168

	PAR VALUE		VALUE
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(3)(4)	$221		$204
TAL Advantage I LLC 12-1A, A 144A 3.860%, 5/20/27(4)	178		179
Terwin Mortgage Trust 04-15AL, A1 144A 5.775%, 7/25/34(3)(4)	107		107

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,855)			2,932

CORPORATE BONDS—23.8%
Consumer Discretionary—2.7%
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	150		153
Ameristar Casinos, Inc. 7.500%, 4/15/21	75		78
Arcelik AS 144A 5.000%, 4/3/23(4)	285		257
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	285	BRL	130
Automotores Gildemeister SA 144A 6.750%, 1/15/23(4)	190		162
Bon-Ton Department Stores, Inc. (The) 144A 8.000%, 6/15/21(4)	150		153
Boyd Gaming Corp. 144A 9.000%, 7/1/20(4)	190		194
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	175		177
Cinemark (U.S.), Inc. 144A 4.875%, 6/1/23(4)	105		101
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	130		144
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19(4)	83		81
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	110		114
Hot Topic, Inc. 144A 9.250%, 6/15/21(4)	95		97
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	190		182
Jones Group, Inc. (The) Apparel Group Holdings 6.875%, 3/15/19	175		177
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	125		133
Lynx I Corp. 144A 5.375%, 4/15/21(4)	200		202
Meritor, Inc. 6.750%, 6/15/21	160		154
MGM Resorts International 6.750%, 10/1/20	205		213
Rent-A-Center, Inc. 144A 4.750%, 5/1/21(4)	60		57
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) 144A 5.875%, 5/15/21(4)	200		194
ServiceMaster Co. 7.000%, 8/15/20	190		181
Sinclair Television Group, Inc. 5.375%, 4/1/21	190		183

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	$190	$179
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	205	198
Station Casinos LLC 144A 7.500%, 3/1/21(4)	270	274
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(4)	225	214
TRW Automotive, Inc. 144A 4.500%, 3/1/21(4)	55	55
Univision Communications, Inc.
144A 8.500%, 5/15/21(4)	170	182
144A 5.125%, 5/15/23(4)	230	219
Wyndham Worldwide Corp. 6.000%, 12/1/16	2	2

		4,840

Consumer Staples—0.3%
Chiquita Brands International, Inc. (Chiquita Brands LLC) 144A 7.875%, 2/1/21(4)	155	163
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	230	221
Ingles Markets, Inc. 144A 5.750%, 6/15/23(4)	160	158

		542

Energy—3.4%
Alta Mesa Holdings LP 9.625%, 10/15/18	225	235
Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(4)	80	81
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	195	210
CHC Helicopter SA 9.250%, 10/15/20	220	227
Chesapeake Energy Corp. 5.375%, 6/15/21	150	150
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	193
EPL Oil & Gas, Inc. 8.250%, 2/15/18	210	217
EV Energy Partners LP 8.000%, 4/15/19	80	81
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	135	142
Frontier Oil Corp. 6.875%, 11/15/18	180	194
Gulfmark Offshore, Inc. 6.375%, 3/15/22	185	185
Linn Energy LLC 6.500%, 5/15/19	150	147
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	190	213
Memorial Production Partners LP (Memorial Production Finance Corp.) 144A 7.625%, 5/1/21(4)	155	153
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	225	73

	PAR VALUE		VALUE
Energy—(continued)
Petrobras International Finance Co. 5.375%, 1/27/21	$180		$181
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	215		202
RegS 8.500%, 11/2/17(5)	950		873
Petroleos Mexicanos
144A 3.500%, 1/30/23(4)	100		92
6.500%, 6/2/41	355		367
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(7)	209		206
QEP Resources, Inc. 6.875%, 3/1/21	150		162
QGOG Constellation S.A. 144A 6.250%, 11/9/19(4)	200		196
Quicksilver Resources, Inc. 7.125%, 4/1/16	215		190
Regency Energy Partners LP (Regency Energy Finance Corp.) 144A 4.500%, 11/1/23(4)	145		132
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22(4)(8)	200		185
Rowan Cos., Inc. 4.875%, 6/1/22	180		186
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(4)	160		156
Targa Resources Partners LP 6.375%, 8/1/22	195		205
Venoco, Inc. 11.500%, 10/1/17	145		154
Zhaikmunai LP 144A 7.125%, 11/13/19(4)	200		201

			6,189

Financials—8.6%
Abbey National Treasury Services plc 144A 3.875%, 11/10/14(4)	155		160
Air Lease Corp. 4.750%, 3/1/20	190		183
Aircastle Ltd. 7.625%, 4/15/20	170		188
Akbank TAS 144A 7.500%, 2/5/18(4)	300	TRY	143
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(8)	205		219
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	200		215
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)	185		195
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	200		210
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	200		203
Banco do Brasil SA RegS 5.375%, 1/15/21(5)	250		246
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)	190		194
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	370	BRL	153

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Banco Santander Chile 144A 3.875%, 9/20/22(4)	$195	$181
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	195	205
Bancolombia SA 5.125%, 9/11/22	215	205
Bank of America Corp. 5.750%, 8/15/16	190	206
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200	204
Bank of India
144A 3.250%, 4/18/18(4)	200	187
144A 3.625%, 9/21/18(4)	200	188
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	235	229
Burlington Holdings LLC (Burlington Holding Finance, Inc.) PIK Interest Capitalization, 144A 9.000%, 2/15/18(4)	115	118
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	190	184
Chubb Corp. (The) 6.375%, 3/29/67(3)(6)	165	177
Citigroup, Inc. 4.050%, 7/30/22	150	144
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000%, 12/31/49(3)(4)(9)	195	250
E*TRADE Financial Corp. 6.375%, 11/15/19	190	194
ESAL GmbH 144A 6.250%, 2/5/23(4)	200	184
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200	188
Fidelity National Financial, Inc. 5.500%, 9/1/22	50	53
First Niagara Financial Group, Inc.
6.750%, 3/19/20	55	64
7.250%, 12/15/21	200	230
Ford Motor Credit Co. LLC 5.750%, 2/1/21	175	190
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(5)	365	386
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	190	196
Genworth Financial, Inc. 7.625%, 9/24/21	95	110
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	130	140
Hertz Corp. (The) 144A 4.250%, 4/1/18(4)	50	49
Hutchison Whampoa International Ltd. Series 12 144A 6.000%, 12/31/49(3)(4)(6)(9)	250	259
ING (U.S.), Inc.
144A 5.500%, 7/15/22(4)(6)	230	245
144A 5.650%, 5/15/53(3)(4)(6)	150	141
International Lease Finance Corp. 6.250%, 5/15/19	200	206
Intesa San Paolo SpA 3.125%, 1/15/16	200	197
Inversiones CMPC SA 144A 4.375%, 5/15/23(4)	200	191

	PAR VALUE		VALUE
Financials—(continued)
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)	$200		$187
Jefferies Group LLC 5.125%, 1/20/23	55		55
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		203
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(4)	95		96
Korea Development Bank 3.500%, 8/22/17	300		306
Legg Mason, Inc. 5.500%, 5/21/19	195		201
Level 3 Financing, Inc. 7.000%, 6/1/20	220		221
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	265		282
Morgan Stanley
144A 10.090%, 5/3/17(4)	300	BRL	133
4.100%, 5/22/23	115		106
Nationstar Mortgage LLC (Nationstar Capital Corp.) 6.500%, 7/1/21	190		183
Nordea Bank AB 144A 4.250%, 9/21/22(4)	240		237
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(8)	200		183
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(8)	200		197
PKO Finance AB 144A 4.630%, 9/26/22(4)(8)	240		233
Progressive Corp. (The) 6.700%, 6/15/37(3)(6)	305		329
Prudential Financial, Inc.
5.875%, 9/15/42(3)(6)	400		401
5.200%, 3/15/44(3)(6)	35		33
Regions Bank 7.500%, 5/15/18	250		292
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250		254
Resona Bank Ltd. 144A 5.850%, 9/29/49(3)(4)(6)(9)	200		213
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	170		184
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	175		179
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	210		212
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(4)(8)	400		417
144A 5.125%, 10/29/22(4)(8)	290		272
Shinhan Bank 144A 4.375%, 7/27/17(4)	200		210
SLM Corp.
4.625%, 9/25/17	165		163
5.500%, 1/25/23	115		109
Telecom Italia Capital SA 7.175%, 6/18/19	85		95

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(4)(8)	$200	$185
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	235	229
UPCB Finance Ltd. VI 144A 6.875%, 1/15/22(4)	150	156
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(8)	200	208
Wells Fargo & Co. 3.450%, 2/13/23	160	153
Willis Group Holdings plc 5.750%, 3/15/21	205	222
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	200	180
Zions Bancorporation 4.500%, 6/13/23	70	69

		15,598

Health Care—0.6%
Alere, Inc. 144A 6.500%, 6/15/20(4)	140	137
HCA, Inc. 6.500%, 2/15/20	300	325
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	40	42
Symbion, Inc. 8.000%, 6/15/16	160	167
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(4)	275	257
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(4)	35	36
144A 7.500%, 7/15/21(4)	5	5
144A 7.250%, 7/15/22(4)	190	194

		1,163

Industrials—3.4%
AAR Corp. 144A 7.250%, 1/15/22(4)	165	178
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	200	194
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	155	155
Air Canada Pass-Through-Trust 13-1B 144A 5.375%, 5/15/21(4)	89	88
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	200	189
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(4)	190	192
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	251	267
Avis Budget Car Rental LLC 144A 5.500%, 4/1/23(4)	220	213
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	200	183
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	230	229
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)	145	141

	PAR VALUE		VALUE
Industrials—(continued)
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	$268		$298
99-2, C2 6.236%, 3/15/20	157		175
00-1, A1 8.048%, 11/1/20	130		145
01-1, A1 6.703%, 6/15/21	258		275
DP World Ltd. 144A 6.850%, 7/2/37(4)	100		103
Embraer SA 5.150%, 6/15/22	230		231
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(4)	95		99
HD Supply, Inc. 144A 7.500%, 7/15/20(4)	155		157
Hellenic Railways 5.460%, 1/30/14	190	EUR	234
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	200		215
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	233		248
Spirit Aerosystems, Inc. 6.750%, 12/15/20	215		225
TransDigm, Inc. 144A 7.500%, 7/15/21(4)	145		149
U.S. Airways Pass-Through-Trust 01-1G 7.076%, 3/20/21	139		149
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	249		286
07-01A 6.636%, 7/2/22	207		221
11-1 A 7.125%, 10/22/23	341		386
United Rentals North America, Inc. 7.375%, 5/15/20	190		204
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	260		277

			6,106

Information Technology—1.1%
Ceridian Corp. 144A 11.000%, 3/15/21(4)	5		5
EarthLink, Inc. 8.875%, 5/15/19	130		127
Equinix, Inc. 4.875%, 4/1/20	80		79
First Data Corp.
11.250%, 3/31/16	227		223
144A 8.250%, 1/15/21(4)	185		190
144A 11.750%, 8/15/21(4)	370		335
Freescale Semiconductor, Inc. 144A 5.000%, 5/15/21(4)	145		138
Igloo Holdings Corp. PIK Interest Capitalization, 144A 8.250%, 12/15/17(4)	45		46
NCR Corp. 4.625%, 2/15/21	190		182
QVC, Inc. 5.125%, 7/2/22	310		313

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
Sensata Technologies BV 144A 4.875%, 10/15/23(4)	$225		$218
Tech Data Corp. 3.750%, 9/21/17	20		20
VeriSign, Inc. 144A 4.625%, 5/1/23(4)	120		117

			1,993

Materials—2.3%
Alpek SA de CV 144A 4.500%, 11/20/22(4)	265		255
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 144A 4.875%, 11/15/22(4)	225		211
Calumet Specialty Products Partners LP 9.375%, 5/1/19	185		199
Cascades, Inc. 7.875%, 1/15/20	300		315
Cemex SAB de CV 144A 5.875%, 3/25/19(4)	200		195
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70		68
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(4)	125		122
Hexion Corp.
144A 8.875%, 2/1/18(4)	225		231
6.625%, 4/15/20	55		55
144A 6.625%, 4/15/20(4)	175		175
Ineos Finance plc 144A 8.375%, 2/15/19(4)	150		164
JMC Steel Group 144A 8.250%, 3/15/18(4)	155		152
NewMarket Corp. 4.100%, 12/15/22	200		194
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	200		201
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)	200		192
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC) 8.250%, 2/15/21	430		427
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	260		253
Sealed Air Corp.
144A 6.500%, 12/1/20(4)	45		48
144A 5.250%, 4/1/23(4)	35		34
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	155		147
United States Steel Corp. 6.875%, 4/1/21	225		219
Vale Overseas Ltd. 4.375%, 1/11/22	225		214
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	165		181

			4,252

Telecommunication Services—0.9%
America Movil SAB de CV Series 12 6.450%, 12/5/22	2,000	MXN	149
CenturyLink, Inc. Series S, 6.450%, 6/15/21	150		157

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Cincinnati Bell, Inc. 8.375%, 10/15/20	$130	$135
Frontier Communications Corp. 7.125%, 1/15/23	190	190
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)	115	117
Sprint Nextel Corp. 6.000%, 11/15/22	240	236
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	125	129
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	225	235
Windstream Corp.
7.000%, 3/15/19	120	121
7.750%, 10/15/20	105	109

		1,578

Utilities—0.5%
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	190	192
7.000%, 5/20/22	125	128
Calpine Corp. 144A 7.500%, 2/15/21(4)	135	145
Centrais Eletricas Brasileiras SA RegS 5.750%, 10/27/21(5)	200	194
Electricite de France SA 144A 5.250%(3)(4)(6)(9)	240	229
NRG Energy, Inc. 144A 6.625%, 3/15/23(4)	5	5

		893

TOTAL CORPORATE BONDS (Identified Cost $43,546)		43,154

LOAN AGREEMENTS—6.1%
Consumer Discretionary—1.1%
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	40	41
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	73	73
Tranche B-6, 5.443%, 1/28/18	84	74
CBAC Borrower LLC 0.000%, 4/26/20(10)	46	47
Centaur Acquisition LLC First Lien, 0.000%, 2/20/19(10)	40	40
Clear Channel Communications, Inc.
Tranche B, 3.845%, 1/29/16	175	161
0.000%, 1/30/19(10)	54	49
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19	189	193
EB Sports Corp. 11.500%, 12/31/15	115	114

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Federal - Mogul Corp.
Tranche B, 2.128%, 12/29/14	$109	$105
Tranche C, 2.138%, 12/28/15	55	52
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	155	151
Granite Broadcasting Corp. 0.000%, 5/23/18(10)	190	191
Landry’s, Inc. Tranche B, 4.750%, 4/24/18	280	282
Ozburn - Hessey Holding Co. LLC 6.750%, 5/23/19	11	11
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	183	188
Tower Automotive Holdings U.S.A. LLC 5.750%, 4/23/20	85	86
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	77	79
TWCC Holding Corp. 0.000%, 12/11/20(10)	74	75

		2,012

Consumer Staples—0.2%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	23	23
Second Lien, 9.500%, 10/10/17	130	133
Hostess Brands Acquisition LLC 0.000%, 4/9/20(10)	127	130
Rite Aid Corp. 0.000%, 8/21/20(10)	10	10
Supervalu, Inc. 5.000%, 3/21/19	89	88

		384

Energy—0.5%
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche 1, 6.250%, 10/23/18	22	22
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.)
Tranche B-1, First Lien, 6.250%, 10/23/18	92	93
Second Lien, 11.000%, 10/23/19	80	82
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	241	234
NGPL Pipeco LLC 6.750%, 9/15/17	131	130
Samson Investment Co. Second Lien, 6.000%, 9/25/18	143	143
SES International Holdings Ltd. (Saxon) 0.000%, 2/15/19(10)	158	158

		862

	PAR VALUE	VALUE
Financials—0.4%
Altisource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	$87	$88
Capital Automotive LP 0.000%, 4/30/20(10)	17	17
iPayment, Inc . 5.750%, 5/8/17	118	117
iStar Financial, Inc. 4.500%, 10/15/17	180	180
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	175	173
Walter Investment Management Corp. 0.000%, 11/28/17(10)	182	183

		758

Health Care—0.6%
American Renal Holdings, Inc. 0.000%, 2/20/20(10)	147	147
Ardent Medical Services, Inc.
0.000%, 7/2/18(10)	65	65
0.000%, 1/2/19(10)	52	53
INC Research, LLC 6.000%, 7/12/18	55	56
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	150	148
MMM Holdings, Inc. 9.750%, 12/12/17	65	66
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	48	48
National Specialty Hospitals, Inc. 0.000%, 2/3/17(10)	163	163
Pharmaceutical Research Associates, Inc. First Lien, 6.500%, 12/10/17	152	154
Rural/Metro Operating Co. LLC 0.000%, 6/30/18(10)	115	111
Surgery Center Holdings, Inc. First Lien 6.000%, 4/11/19	52	52

		1,063

Industrials—1.1%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	17	17
American Airlines, Inc. 0.000%, 6/21/19(10)	173	173
AWAS Finance Luxemborg S.A. 3.500%, 7/16/18	195	197
Ceridian Corp. Extended, 5.940%, 5/9/17	190	191
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	44	45
Commercial Barge Line Co. 0.000%, 9/22/19(10)	115	113
Delta Air Lines, Inc. Tranche B-1, 4.000%, 10/18/18	62	62
Doncasters Group Ltd. (Doncasters US LLC) Tranche B, 5.500%, 4/9/20	141	141

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
DynCorp International, Inc. 6.250%, 7/7/16	$112	$113
Harland Clarke Holdings Corp. (Clarke American Corp.) 0.000%, 6/30/17(10)	141	136
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	190	191
HD Supply, Inc. 4.500%, 10/12/17	228	228
Husky Injection Molding System (Yukon Acquisition, Inc.) 4.250%, 7/2/18	105	105
McJunkin Red Man Corp. 6.000%, 11/8/19	142	143
Navistar, Inc. Tranche B, 5.750%, 8/17/17	132	132
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	70	70

		2,057

Information Technology—1.6%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	15	15
7.250%, 1/30/19	151	153
Allflex Holdings III, Inc. 0.000%, 6/7/21(10)	102	102
Avaya, Inc. Tranche B-3, 4.773%, 10/26/17	295	260
Blue Coat Systems, Inc.
4.500%, 5/31/19	184	183
0.000%, 6/20/20(10)	165	165
CCC Holdings, Inc. 4.000%, 12/20/19	80	79
Deltek, Inc.
First Lien, 5.000%, 10/10/18	159	159
0.000%, 10/10/19(10)	38	39
Second Lien, 10.000%, 10/10/19	23	23
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	213	206
Ipreo Holdings LLC
Tranche B-2, 6.500%, 8/7/17	148	150
Tranche B-3, 6.500%, 8/7/17	40	41
Kronos, Inc.
First Lien, 4.500%, 10/30/19	38	38
Second Lien, 9.750%, 4/30/20	120	124
Novell, Inc. (Attachmate Corp.) First Lien, 7.625%, 11/22/17	153	153
Oberthur Technologies Finance SAS Tranche B-3, 0.000%, 11/30/18(10)	208	207
RP Crown Parent LLC First Lien 6.750%, 12/21/18	116	116
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	91	91

	PAR VALUE		VALUE
Information Technology—(continued)
Sorenson Communications, Inc. 0.000%, 10/31/14(10)	$115		$115
Spansion LLC 5.250%, 12/13/18	59		59
SRA International, Inc. 6.500%, 7/20/18	157		156
Wall Street Systems Holdings, Inc.
First Lien, 5.750%, 10/25/19	80		80
Second Lien, 9.250%, 10/25/20	82		83

			2,797

Materials—0.4%
Ameriforge Group, Inc.
First Lien, 5.000%, 12/19/19	40		40
Second Lien, 8.750%, 12/21/20	30		30
AZ Chem US, Inc. 0.000%, 12/22/17(10)	96		97
Fortescue Metals Group Ltd. 0.000%, 10/18/17(10)	66		66
Houghton International, Inc. Holding Corp.
First Lien, 4.000%, 12/20/19	169		169
Second Lien, 9.500%, 12/21/20	115		118
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	198		194
Tronox Pigments B.V. 4.500%, 3/19/20	37		37

			751

Telecommunication Services—0.2%
Global Tel*link Corp. 9.000%, 11/23/20	69		68
Hawaiian Telcom Communications, Inc. 5.000%, 6/6/19	119		119
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	83		83
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) Second Lien 9.000%, 4/30/21	80		81

			351

TOTAL LOAN AGREEMENTS (Identified Cost $10,962)			11,035

	SHARES		VALUE
PREFERRED STOCK—0.9%
Financials—0.9%
Bank of America Corp. Series U, 5.20%(3)	85	(12)	80
Citigroup Capital XVII Series E 6.350%(3)	5,940		149
Citigroup, Inc. Series D 5.350%(3)	195	(12)	184
Fifth Third Bancorp 5.10%(3)	165	(12)	156

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
Financials—(continued)
General Electric Capital Corp. Series B 6.25%(3)	100	(12)	$106
General Electric Capital Corp. Series C, 5.25%(3)	100	(12)	96
JPMorgan Chase & Co. Series 1 7.90%(3)	139	(12)	157
JPMorgan Chase & Co. Series Q 5.15%(3)	220	(12)	211
PNC Financial Services Group, Inc. (The) Series R 4.85%(3)	155	(12)	145
U.S. Bancorp Series G 6.00%(3)	6,000		164
Wells Fargo & Co. Series K, 7.98%(3)	165	(12)	186

TOTAL PREFERRED STOCK (Identified Cost $1,647)			1,634

COMMON STOCKS—58.8%
Consumer Discretionary—8.8%
Abercrombie & Fitch Co. Class A	36,000		1,629
Amazon.com, Inc.(2)	4,800		1,333
Anheuser-Busch InBev N.V. Sponsored ADR	4,400		397
Bayerische Motoren Werke ClassA ADR	15,700		457
Bridgestone Corp. Unsponserd ADR	6,400		438
Coach, Inc.	30,000		1,713
Comcast Corp. Class A	44,000		1,843
Ford Motor Co.	112,000		1,733
Goodyear Tire & Rubber Co. (The)(2)	115,000		1,758
Horton (D.R.), Inc.	74,000		1,575
Itouchu Corp. Unsponsored ADR	19,450		452
Lear Corp.	30,000		1,814
Swatch Group AG (The)	13,550		370
Tata Motors Ltd. Sponsored ADR	18,200		427

			15,939

Consumer Staples—2.5%
Compass Group PLC - ADR	30,450		392
PepsiCo, Inc.	23,000		1,881
Safeway, Inc.	78,000		1,845
Svenska Cellulosa AB	17,350		438

			4,556

Energy—7.6%
Canadian Natural Resources Ltd.	13,650		386
Chevron Corp.	16,000		1,893
ConocoPhillips	15,000		908
Continental Resources, Inc.(2)	21,000		1,807
Schlumberger Ltd.	25,000		1,791
Tesoro Corp.	29,000		1,517
Transocean Ltd.	9,150		439

	SHARES	VALUE
Energy—(continued)
Tullow Oil plc ADR	58,700	$449
Valero Energy Corp.	44,000	1,530
Williams Cos., Inc. (The)	53,000	1,721
WPX Energy, Inc.(2)	68,000	1,288

		13,729

Financials—11.6%
Aflac, Inc.	30,000	1,744
Aviva plc Sponsored ADR	47,150	491
AXA SA Sponsored ADR	24,050	472
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	53,815	453
Barclays plc Sponsored ADR	27,750	475
BB&T Corp.	64,000	2,168
BlackRock, Inc.	6,200	1,592
Blackstone Group LP (The)	79,000	1,664
BNP Paribas ADR	19,100	526
Credit Suisse Group AG Sponsored ADR	16,615	440
DBS Group Holdings, Sponsored ADR	9,750	477
Goldman Sachs Group, Inc. (The)	12,000	1,815
Intesa Sanpaolo Sponsored ADR	39,850	382
JPMorgan Chase & Co.	41,000	2,164
Lincoln National Corp.	49,000	1,787
Prudential plc ADR	15,050	492
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	45,600	420
T. Rowe Price Group, Inc.	24,000	1,756
U.S. Bancorp	48,000	1,735

		21,053

Health Care—5.6%
Abbott Laboratories	47,000	1,639
Astellas Pharma, Inc.	30,950	418
Biogen Idec, Inc.(2)	8,400	1,808
Gilead Sciences, Inc.(2)	42,000	2,151
H Lundbeck A/S Sponsored ADR	19,500	347
Smith & Nephew plc Sponsored ADR	7,100	398
UnitedHealth Group, Inc.	26,000	1,703
Zimmer Holdings, Inc.	22,000	1,649

		10,113

Industrials—8.4%
Alaska Air Group, Inc.(2)	30,000	1,560
Caterpillar, Inc.	21,000	1,732
Cummins, Inc.	15,000	1,627

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Deere & Co.	21,000	$1,706
Dover Corp.	23,000	1,786
Fanuc Corp. ADR	17,600	426
Hutchison Whampoa Ltd. ADR	19,750	413
Komatsu Ltd. ADR	16,150	375
Nidec Corp.	29,100	510
Parker Hannifin Corp.	18,000	1,717
Trinity Industries, Inc.	47,000	1,807
Union Pacific Corp.	11,000	1,697

		15,356

Information Technology—10.3%
Apple, Inc.	8,700	3,446
Cisco Systems, Inc.	71,000	1,726
Citrix Systems, Inc.(2)	29,000	1,749
EMC Corp.	70,000	1,653
Google, Inc. Class A(2)	2,000	1,761
MasterCard, Inc. Class A	3,700	2,125
NetApp, Inc.	46,000	1,738
QUALCOMM, Inc.	35,000	2,138
SAP AG Sponsored ADR	5,450	397
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	22,100	405
Visa, Inc. Class A	9,000	1,645

		18,783

Materials—2.6%
CF Industries Holdings, Inc.	10,000	1,715
Freeport-McMoRan Copper & Gold, Inc.	60,000	1,657
Nitto Denko Corp. ADR	15,150	489
Shin-Etsu Chemical Co. Ltd. ADR	28,300	471
Syngenta AG ADR	4,950	385

		4,717

Telecommunication Services—1.2%
SK Telecom Co., Ltd. ADR	22,900	465
Verizon Communications, Inc.	34,000	1,712

		2,177

Utilities—0.2%
Centrica plc	17,650	389

TOTAL COMMON STOCKS (Identified Cost $88,565)		106,812

TOTAL LONG TERM INVESTMENTS—98.4% (Identified cost $161,124)		178,759

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.2%
Money Market Mutual Funds—1.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	2,121,310	$2,121

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,121)		2,121

TOTAL INVESTMENTS—99.6% (Identified Cost $163,245)		180,880	(1)
Other assets and liabilities, net—0.4%		721

NET ASSETS—100.0%		$181,601

Abbreviations:

ADR	American Depositary Receipt
PIK	Payment-in-Kind Security

Foreign Currencies

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $26,975 or 14.9% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	Illiquid security.
(8)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(9)	No contractual maturity date
(10)	This loan will settle after June 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Principal amount is adjusted according to local inflation Index.
(12)	Value shown as par value.

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	77%
Japan	2
Luxembourg	2
United Kingdom	2
Brazil	1
Canada	1
Mexico	1
Other	14

Total	100%

†	% of total investments as of June 30, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,932	$—	$2,932
Corporate Bonds	43,154	—	43,154
Foreign Government Securities	6,579	—	6,579
Loan Agreements	11,035	—	11,035
Mortgage-Backed Securities	6,613	—	6,613
Equity Securities:
Common Stocks	106,812	106,812	—
Preferred Stock	1,634	164	1,470
Short-Term Investments	2,121	2,121	—

Total Investments	$180,880	$109,097	$71,783

There are no Level 3 (significant unobservable inputs) priced securities.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (‘NAV’) (generally 4 PM Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. Derivative Financial Instruments

Disclosures on derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are specific types of derivative instruments used by certain Funds.

Options contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED) (CONTINUED)

C. Credit Risk

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2013, there were no illiquid and restricted securities held by the funds.

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3—FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At June 30, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation
Balanced Fund	$523,530	$62,386	($16,296)	$46,090
Growth & Income Fund	127,202	4,820	(2,633)	2,187
Mid-Cap Core Fund	2,571	717	(17)	700
Mid-Cap Growth Fund	74,039	12,004	(1,107)	10,897
Mid-Cap Value Fund	277,757	110,964	(11,861)	99,103
Quality Large-Cap Value Fund	48,325	16,933	(590)	16,343
Quality Small-Cap Fund	163,003	73,503	(4,588)	68,915
Small-Cap Core Fund	319,725	59,417	(655)	58,762
Small-Cap Sustainable Growth Fund	67,763	24,841	(975)	23,866
Strategic Growth Fund	299,571	83,252	(2,277)	80,975
Tactical Allocation Fund	163,752	21,671	(4,543)	17,128

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were available for filing, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	08/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	08/27/2013

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer (principal financial officer)

Date	08/27/2013

* Print the name and title of each signing officer under his or her signature.